Income Taxes - Schedule of Current and Deferred Portions of Income Tax Expense (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Current and Deferred Portions of Income Tax Expense [Abstract]
Current tax provision	$ 175,529	$ 9,558
Deferred tax provision (benefit)	(6,645)	1,964
Income tax expense	$ 168,884	$ 11,522